UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Growth & Income Fund
	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 11.1%
Auto Components 0.1%
Dana Holding Corp.* (a)	20,000	366,000
TRW Automotive Holdings Corp.*	54,300	3,205,329

		3,571,329
Diversified Consumer Services 0.1%
Weight Watchers International, Inc.	51,600	3,894,252
Hotels Restaurants & Leisure 1.4%
Chipotle Mexican Grill, Inc.* (a)	7,800	2,403,882
Marriott International, Inc. "A" (a)	144,700	5,135,403
Wynn Resorts Ltd.	229,400	32,928,076

		40,467,361
Internet & Catalog Retail 0.8%
Priceline.com, Inc.* (a)	43,900	22,473,727
Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	13,900	1,545,263
Media 4.9%
CBS Corp. "B"	1,557,000	44,358,930
Comcast Corp. "A"	2,019,700	51,179,198
McGraw-Hill Companies, Inc.	78,200	3,277,362
Omnicom Group, Inc.	38,600	1,858,976
Time Warner, Inc. (a)	574,432	20,892,092
Viacom, Inc. "B"	475,600	24,255,600

		145,822,158
Multiline Retail 1.3%
Dillard's, Inc. "A" (a)	577,031	30,086,396
Macy's, Inc.	298,400	8,725,216

		38,811,612
Specialty Retail 1.5%
Aaron's, Inc.	45,300	1,280,178
Abercrombie & Fitch Co. "A"	31,900	2,134,748
Bed Bath & Beyond, Inc.*	41,000	2,393,170
Dick's Sporting Goods, Inc.*	97,200	3,737,340
Foot Locker, Inc.	74,700	1,774,872
Limited Brands, Inc.	356,800	13,718,960
TJX Companies, Inc. (a)	373,800	19,635,714
Tractor Supply Co. (a)	5,600	374,528

		45,049,510
Textiles, Apparel & Luxury Goods 0.9%
VF Corp. (a)	249,100	27,042,296
Consumer Staples 6.9%
Beverages 0.2%
Coca-Cola Enterprises, Inc.	179,600	5,240,728
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	267,100	21,699,204
Kroger Co.	301,000	7,464,800
Safeway, Inc. (a)	672,000	15,704,640
Walgreen Co.	250,500	10,636,230
Whole Foods Market, Inc. (a)	57,600	3,654,720

		59,159,594
Food Products 2.2%
ConAgra Foods, Inc.	72,500	1,871,225
Corn Products International, Inc.	72,100	3,985,688
Fresh Del Monte Produce, Inc.	142,000	3,787,140
Hormel Foods Corp. (a)	168,300	5,017,023
Smithfield Foods, Inc.*	190,000	4,155,300
The Hershey Co.	279,200	15,872,520
The JM Smucker Co.	15,100	1,154,244
Tyson Foods, Inc. "A" (a)	1,491,900	28,972,698

		64,815,838
Household Products 0.2%
Church & Dwight Co., Inc.	24,900	1,009,446
Colgate-Palmolive Co.	73,000	6,380,930

		7,390,376
Personal Products 0.6%
Herbalife Ltd.	305,300	17,597,492
Tobacco 1.7%
Lorillard, Inc.	47,900	5,214,873
Philip Morris International, Inc.	652,700	43,580,779

		48,795,652
Energy 11.6%
Energy Equipment & Services 0.6%
Complete Production Services, Inc.*	280,600	9,360,816
National Oilwell Varco, Inc.	68,900	5,388,669
Patterson-UTI Energy, Inc.	98,100	3,100,941

		17,850,426
Oil, Gas & Consumable Fuels 11.0%
Anadarko Petroleum Corp.	182,000	13,970,320
Chevron Corp. (a)	668,600	68,758,824
ConocoPhillips	822,100	61,813,699
CVR Energy, Inc.*	172,100	4,237,102
Devon Energy Corp.	86,300	6,801,303
Exxon Mobil Corp.	570,200	46,402,876
Hess Corp.	183,900	13,748,364
Marathon Oil Corp.	879,200	46,316,256
Murphy Oil Corp.	229,000	15,036,140
Stone Energy Corp.*	35,900	1,091,001
Tesoro Corp.* (a)	370,400	8,485,864
Valero Energy Corp.	1,450,000	37,076,500
W&T Offshore, Inc. (a)	69,400	1,812,728

		325,550,977
Financials 14.8%
Capital Markets 0.8%
American Capital Ltd.* (a)	307,200	3,050,496
BlackRock, Inc.	21,900	4,200,639
Franklin Resources, Inc.	124,300	16,319,347

		23,570,482
Commercial Banks 2.7%
KeyCorp	1,927,400	16,055,242
M&T Bank Corp. (a)	44,500	3,913,775
Marshall & Ilsley Corp.	302,700	2,412,519
Regions Financial Corp. (a)	1,086,100	6,733,820
SunTrust Banks, Inc.	1,501,900	38,749,020
Zions Bancorp. (a)	562,000	13,493,620

		81,357,996
Consumer Finance 2.5%
Capital One Financial Corp.	868,600	44,880,562
Discover Financial Services	1,085,900	29,047,825

		73,928,387
Diversified Financial Services 2.6%
CME Group, Inc. "A"	22,200	6,473,298
JPMorgan Chase & Co.	1,608,500	65,851,990
The NASDAQ OMX Group, Inc.* (a)	216,400	5,474,920

		77,800,208
Insurance 5.0%
ACE Ltd.	310,600	20,443,692
Allied World Assurance Co. Holdings AG	95,400	5,493,132
American International Group, Inc.* (a)	681,000	19,966,920
Chubb Corp.	363,300	22,746,213
Hartford Financial Services Group, Inc. (a)	258,400	6,814,008
Lincoln National Corp. (a)	53,000	1,509,970
Progressive Corp.	251,600	5,379,208
Prudential Financial, Inc.	141,400	8,991,626
Reinsurance Group of America, Inc.	52,300	3,182,978
RenaissanceRe Holdings Ltd. (a)	15,600	1,091,220
The Travelers Companies, Inc. (a)	874,900	51,076,662

		146,695,629
Real Estate Investment Trusts 1.0%
HCP, Inc. (REIT) (a)	49,300	1,808,817
Public Storage (REIT)	82,200	9,371,622
Rayonier, Inc. (REIT) (a)	90,700	5,927,245
Vornado Realty Trust (REIT)	134,300	12,514,074

		29,621,758
Thrifts & Mortgage Finance 0.2%
People's United Financial, Inc. (a)	359,300	4,828,992
Health Care 14.7%
Biotechnology 1.9%
Biogen Idec, Inc.*	362,900	38,801,268
Cephalon, Inc.* (a)	215,600	17,226,440

		56,027,708
Health Care Providers & Services 6.6%
Aetna, Inc.	127,900	5,639,111
AmerisourceBergen Corp. (a)	308,200	12,759,480
Cardinal Health, Inc.	334,500	15,192,990
CIGNA Corp.	197,800	10,172,854
Coventry Health Care, Inc.*	596,000	21,736,120
Health Net, Inc.*	75,100	2,409,959
Humana, Inc.	540,000	43,491,600
McKesson Corp.	68,600	5,738,390
UnitedHealth Group, Inc.	1,224,500	63,159,710
WellPoint, Inc.	182,800	14,399,156

		194,699,370
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co. (a)	1,458,200	42,229,472
Eli Lilly & Co. (a)	1,261,200	47,332,836
Endo Pharmaceuticals Holdings, Inc.*	141,700	5,692,089
Forest Laboratories, Inc.*	996,400	39,198,376
Johnson & Johnson (a)	63,200	4,204,064
Medicis Pharmaceutical Corp. "A" (a)	103,200	3,939,144
Merck & Co., Inc.	733,600	25,888,744
Par Pharmaceutical Companies, Inc.* (a)	150,100	4,950,298
Pfizer, Inc.	260,800	5,372,480
Warner Chilcott PLC "A" (a)	105,500	2,545,715
Watson Pharmaceuticals, Inc.*	43,300	2,976,009

		184,329,227
Industrials 12.2%
Aerospace & Defense 4.6%
General Dynamics Corp.	331,100	24,673,572
Honeywell International, Inc.	443,100	26,404,329
Lockheed Martin Corp. (a)	119,100	9,643,527
Northrop Grumman Corp. (a)	693,600	48,101,160
Raytheon Co. (a)	310,700	15,488,395
United Technologies Corp.	142,400	12,603,824

		136,914,807
Air Freight & Logistics 0.8%
FedEx Corp.	249,600	23,674,560
Airlines 0.4%
Alaska Air Group, Inc.*	110,500	7,564,830
Southwest Airlines Co.	326,300	3,726,346

		11,291,176
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co. (a)	344,500	6,755,645
Construction & Engineering 0.5%
EMCOR Group, Inc.* (a)	125,100	3,666,681
Fluor Corp.	88,200	5,703,012
KBR, Inc.	121,400	4,575,566

		13,945,259
Industrial Conglomerates 0.9%
General Electric Co.	321,400	6,061,604
Tyco International Ltd.	417,500	20,637,025

		26,698,629
Machinery 3.0%
Caterpillar, Inc.	517,000	55,039,820
Cummins, Inc.	75,400	7,803,146
Dover Corp.	34,500	2,339,100
Eaton Corp.	358,600	18,449,970
Joy Global, Inc.	50,000	4,762,000
Oshkosh Corp.*	13,400	387,796

		88,781,832
Professional Services 0.1%
Manpower, Inc. (a)	83,300	4,469,045
Road & Rail 1.1%
CSX Corp.	211,400	5,542,908
Norfolk Southern Corp.	74,800	5,604,764
Ryder System, Inc.	360,500	20,494,425

		31,642,097
Trading Companies & Distributors 0.6%
W.W. Grainger, Inc. (a)	108,200	16,624,930
Information Technology 16.7%
Communications Equipment 0.4%
Motorola Solutions, Inc.*	95,600	4,401,424
Polycom, Inc.*	48,400	3,112,120
Riverbed Technology, Inc.*	46,300	1,833,017
Telefonaktiebolaget LM Ericsson (ADR)	186,900	2,687,622

		12,034,183
Computers & Peripherals 2.6%
Apple, Inc.*	91,100	30,579,537
Dell, Inc.*	870,000	14,502,900
Lexmark International, Inc. "A"*	355,300	10,396,078
SanDisk Corp.*	116,300	4,826,450
Western Digital Corp.*	420,400	15,294,152

		75,599,117
Electronic Equipment, Instruments & Components 3.0%
Anixter International, Inc. (a)	77,600	5,070,384
Arrow Electronics, Inc.*	552,300	22,920,450
Avnet, Inc.*	312,300	9,956,124
Ingram Micro, Inc. "A"* (a)	307,500	5,578,050
Jabil Circuit, Inc. (a)	38,100	769,620
TE Connectivity Ltd.	436,000	16,027,360
Tech Data Corp.* (a)	264,400	12,926,516
Vishay Intertechnology, Inc.* (a)	1,077,400	16,204,096

		89,452,600
Internet Software & Services 0.8%
AOL, Inc.* (a)	259,000	5,143,740
IAC/InterActiveCorp.* (a)	480,500	18,340,685

		23,484,425
IT Services 5.2%
Automatic Data Processing, Inc.	563,700	29,695,716
Computer Sciences Corp. (a)	577,920	21,937,843
Fiserv, Inc.*	144,000	9,018,720
International Business Machines Corp. (a)	528,030	90,583,547
SAIC, Inc.*	89,000	1,496,980
VeriFone Systems, Inc.* (a)	14,500	643,075

		153,375,881
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp. (a)	499,700	23,161,095
Analog Devices, Inc.	216,200	8,462,068
Applied Materials, Inc.	292,300	3,802,823
Cypress Semiconductor Corp.* (a)	101,300	2,141,482
GT Solar International, Inc.* (a)	394,000	6,382,800
Intel Corp.	286,700	6,353,272
Micron Technology, Inc.* (a)	761,900	5,699,012
NVIDIA Corp.* (a)	210,300	3,351,130

		59,353,682
Software 2.7%
Activision Blizzard, Inc.	371,900	4,343,792
CA, Inc.	68,400	1,562,256
Citrix Systems, Inc.*	4,500	360,000
Oracle Corp.	1,908,600	62,812,026
Symantec Corp.*	321,100	6,332,092
TIBCO Software, Inc.*	184,300	5,348,386

		80,758,552
Materials 5.7%
Chemicals 3.5%
Dow Chemical Co. (a)	707,900	25,484,400
E.I. du Pont de Nemours & Co.	788,900	42,640,045
Eastman Chemical Co.	126,300	12,891,441
Georgia Gulf Corp.* (a)	36,200	873,868
Lubrizol Corp.	4,200	563,934
OM Group, Inc.*	12,700	516,128
Potash Corp. of Saskatchewan, Inc.	70,000	3,989,300
PPG Industries, Inc.	96,900	8,797,551
Rockwood Holdings, Inc.*	90,800	5,020,332
Westlake Chemical Corp. (a)	56,300	2,921,970

		103,698,969
Metals & Mining 1.0%
Barrick Gold Corp.	400,400	18,134,116
Cliffs Natural Resources, Inc.	122,900	11,362,105

		29,496,221
Paper & Forest Products 1.2%
Domtar Corp. (a)	180,700	17,115,904
International Paper Co.	579,500	17,280,690
MeadWestvaco Corp.	23,200	772,792

		35,169,386
Telecommunication Services 2.1%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	221,200	6,947,892
Verizon Communications, Inc. (a)	1,392,700	51,850,221

		58,798,113
Wireless Telecommunication Services 0.1%
Vodafone Group PLC (ADR)	89,100	2,380,752
Utilities 1.5%
Electric Utilities 0.5%
Duke Energy Corp. (a)	705,000	13,275,150
Pepco Holdings, Inc. (a)	78,200	1,535,066

		14,810,216
Independent Power Producers & Energy Traders 0.8%
NRG Energy, Inc.* (a)	940,118	23,108,101
Multi-Utilities 0.2%
Ameren Corp.	233,400	6,731,256

Total Common Stocks (Cost $2,616,998,400)		2,876,987,782
Securities Lending Collateral 18.8%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $555,176,328)	555,176,328	555,176,328
Cash Equivalents 1.9%
Central Cash Management Fund, 0.11% (b) (Cost $56,621,241)	56,621,241	56,621,241

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,228,795,969) †	118.0	3,488,785,351
Other Assets and Liabilities, Net (a)	(18.0)	(532,109,707)

Net Assets	100.0	2,956,675,644

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,247,587,346.  At June 30, 2011, net unrealized appreciation  for all securities based on tax cost was $241,198,005.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $298,799,300 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $57,601,295.

(a)
All or a portion of these securities were on loan amounting to $544,998,344. In addition, included in other assets and liabilities, net are pending sales, amounting to $2,877,185, that are also on loan.  The value of all securities loaned at June 30, 2011 amounted to $547,875,529 which is 18.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	9/16/2011	1,000	65,775,000	1,405,750

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,876,987,782	$—	$—	$2,876,987,782
Short-Term Investments(d)	611,797,569	—	—	611,797,569
Derivatives(e)	1,405,750	—	—	1,405,750
Total	$3,490,191,101	$—	$—	$3,490,191,101

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation of the Fund's derivative instruments as of June 30, 2011, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,405,750

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011